INVENTORY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
INVENTORY
Inventory
	(in thousands)
	September 30,	December 31,
	2022	2021

Raw materials	$213	$68
Work-in-progress	236	292

Total inventory	$449	$360

	(in thousands)
	December 31, 2020	December 31, 2021

Raw materials	$146	$68
Work-in-progress	168	292

Total inventory	$314	$360